Trade And Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade And Other Payables [Abstract]
Schedule of Other Payables

	December 31,	December 31,
	2021	2022
Payables for cash-settled long-term incentive plan (Note 19)	$701,582	$234,448
Payables for salaries and bonuses	1,387,416	1,375,627
Payables for professional fees	507,340	560,578
Interest payables	142,083	—
Others	79,488	154,385
Total other payables	$2,817,909	$2,325,038
Maturity analysis:
On demand or within 1 year	$2,817,909	$2,325,038